T. ROWE PRICE Global Multi-Sector Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  11.8%
Car Loan  0.7%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,239
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 490 495
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 5.648%, 12/26/31 (1) 471 473
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.848%, 12/26/31 (1) 122 122
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 728
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,937
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 270
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 729 740
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,841 1,855
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 2,484 2,497
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,490
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 76 77
13,923
Other Asset-Backed Securities  10.9%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.648%, 4/15/35 (1) 3,895 3,897
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.168%, 4/15/35 (1) 2,805 2,806

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
AGL
Series 2020-7A, Class AR, CLO, FRN
3M TSFR + 1.462%, 5.779%, 7/15/34 (1) 2,244 2,251
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.923%, 10/20/34 (1) 1,535 1,542
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 2,870 2,872
ARES LX
Series 2021-60A, Class C, CLO, FRN
3M TSFR + 2.212%, 6.541%, 7/18/34 (1) 500 501
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.952%, 7/17/35 (1) 2,720 2,720
Ballyrock
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.648%, 1/15/38 (1) 4,890 4,917
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.959%, 1/18/35 (1) 3,970 3,972
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.385%, 5/17/31 (1) 2,190 2,190
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.735%, 5/17/31 (1) 2,375 2,376
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.222%, 1/17/33 (1) 1,490 1,491
Battalion XXI
Series 2021-21A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.468%, 7/15/34 (1) 8,125 8,125
CIFC Funding
Series 2013-4A, Class DR2, CLO, FRN
3M TSFR + 1.90%, 6.214%, 4/27/31 (1) 2,515 2,517
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 5.729%, 7/15/36 (1) 3,930 3,940
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,817
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.555%, 10/20/31 (1) 1,177 1,177

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 392
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,770 1,732
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 7/17/34 (1) 3,975 3,983
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 617 585
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 2,295 2,302
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,428
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.729%, 10/18/33 (1) 3,965 3,968
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 5.563%, 4/20/38 (1) 4,420 4,429
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 2,950 3,087
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 4,125 4,647
Galaxy XX
Series 2015-20A, Class D1R, CLO, FRN
3M TSFR + 2.862%, 7.187%, 4/20/31 (1) 2,245 2,248
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 5.628%, 10/25/34 (1) 2,865 2,869
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,475 4,299
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.466%, 5/6/30 (1) 7,190 7,211
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.902%, 4/22/37 (1) 1,410 1,412

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.688%, 7/15/35 (1) 3,260 3,260
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49 48
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 5.717%, 1/21/35 (1) 3,180 3,186
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.068%, 1/15/36 (1) 1,175 1,179
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 6.818%, 1/15/36 (1) 3,670 3,683
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.625%, 10/20/34 (1) 1,345 1,347
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.375%, 10/20/29 (1) 2,340 2,341
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.608%, 10/15/32 (1) 3,115 3,116
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 161 159
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 2,276 2,335
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 1,090 1,087
Northwoods Capital XIV
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 3,999 4,005
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.838%, 4/15/37 (1) 1,205 1,212
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,393
Orion
Series 2023-1A, Class A, CLO, FRN
3M TSFR + 1.90%, 6.218%, 10/25/36 (1) 2,200 2,201

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.53%, 7/30/37 (1) 4,750 4,761
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.861%, 11/15/36 (1) 2,955 2,962
Palmer Square
Series 2021-1A, Class A1AR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 4/20/38 (1) 4,545 4,544
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 221 222
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.334%, 8/20/32 (1) 6,059 6,061
Rockford Tower
Series 2022-2A, Class CR, CLO, FRN
3M TSFR + 3.30%, 7.625%, 10/20/35 (1) 2,400 2,435
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/15/37 (1) 3,625 3,631
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,918 1,968
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.875%, 7/20/34 (1) 3,565 3,570
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/37 (1) 3,325 3,329
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.518%, 4/25/37 (1) 3,090 3,099
Sonic Capital
Series 2021-1A, Class A2II
2.636%, 8/20/51 (1) 1,739 1,503
Sound Point XX
Series 2018-2A, Class A, CLO, FRN
3M TSFR + 1.362%, 5.675%, 7/26/31 (1) 1,508 1,509
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 520 521
Symphony
Series 2023-30A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 5.865%, 10/20/37 (1) 2,085 2,097

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony
Series 2024-42A, Class A1, CLO, FRN
3M TSFR + 1.53%, 5.852%, 4/17/37 (1) 2,970 2,985
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.318%, 4/15/31 (1) 2,540 2,545
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $3,613 (2)(3) 3,613 3,613
Trestles VIII
Series 2025-8A, Class A1, CLO, FRN
3M TSFR + 1.33%, 5.627%, 6/11/35 (1) 4,730 4,743
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 1,503 1,504
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.648%, 1/25/34 (1) 7,825 7,835
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 1/25/35 (1) 5,425 5,419
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 2,443 2,444
Wellfleet
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.18%, 5.505%, 4/20/34 (1) 4,020 4,026
Wind River
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.672%, 7/20/35 (1) 7,880 7,882
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 5.778%, 7/15/37 (1) 7,890 7,908
222,371
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 336 334
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,052

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,776
4,162
Total Asset-Backed Securities
(Cost $240,436) 240,456
BANK LOANS  1.5% (4)
FINANCIAL INSTITUTIONS  0.4%
Financial Other  0.0%
Mermaid Bidco, FRN
3M TSFR + 3.25%, 7.571%, 7/3/31  928 928
928
Insurance  0.4%
CRC Insurance Group, FRN
3M TSFR + 2.75%, 7.046%, 5/6/31  4,505 4,505
OneDigital Borrower, FRN
1M TSFR + 3.00%, 7/2/31 (5) 3,444 3,441
7,946
Total Financial Institutions 8,874
INDUSTRIAL  0.9%
Capital Goods  0.5%
CPM Holdings, FRN
1M TSFR + 4.50%, 8.78%, 9/28/28  4,947 4,828
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.557%, 5/21/29  1,974 1,973
LTI Holdings, FRN
1M TSFR + 4.25%, 8.566%, 7/29/29  3,851 3,862
Proampac PG Borrower, FRN
1M TSFR + 4.00%, 9/15/28 (5) 500 501
Proampac PG Borrower, FRN
3M TSFR + 4.00%, 9/15/28 (5) 395 393
11,557
Communications  0.1%
Mercury Data Center Bidco, FRN
3M TSFR + 4.75%, 8.904%, 9/5/29 (3) 2,500 2,489
2,489
Consumer Cyclical  0.1%
Boots Group Finco, FRN
3M TSFR + 3.50%, 7/17/32 (5) 1,345 1,348
1,348
Consumer Non-Cyclical  0.2%
Amneal Pharmaceuticals, FRN
1M TSFR + 3.50%, 7.816%, 8/2/32 (3) 1,010 1,015

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Celsius Holdings, FRN
3M TSFR + 3.25%, 7.541%, 4/1/32  2,415 2,433
3,448
Total Industrial 18,842
UTILITY  0.2%
Electric  0.2%
Cogentrix Finance Holdco I, FRN
3M TSFR + 2.25%, 6.565%, 2/26/32  1,855 1,860
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.733%, 12/13/31  2,000 2,005
Total Utility 3,865
Total Bank Loans
(Cost $31,560) 31,581
BOND FUNDS  2.7%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
6.99% (6)(7) 5,829 55,022
Total Bond Funds
(Cost $55,138) 55,022
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition Date:
8/23/18, Cost $— (2)(3)(8) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CORPORATE BONDS  33.6%
FINANCIAL INSTITUTIONS  12.1%
Banking  9.4%
Ally Financial, VR, 5.737%, 5/15/29 (9)(10) 5,750 5,971
American Express, VR, 5.043%, 7/26/28 (10) 1,780 1,809
Banco de Sabadell, VR, 5.125%, 11/10/28 (EUR) (10) 3,500 4,311
Bangkok Bank, VR, 3.733%, 9/25/34 (10) 4,835 4,580
Bank of America, VR, 5.819%, 9/15/29 (10) 3,920 4,099
Bank of the Philippine Islands, 5.25%, 3/26/29  3,050 3,157
Barclays, VR, 4.837%, 9/10/28 (10) 10,120 10,205
Barclays, VR, 7.625% (9)(10)(11) 1,700 1,757

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BBVA Mexico, VR, 5.125%, 1/18/33 (10) 4,745 4,643
BBVA Mexico, VR, 5.875%, 9/13/34 (10) 3,235 3,225
BNP Paribas, VR, 5.125%, 1/13/29 (1)(10) 7,505 7,649
CaixaBank, VR, 4.634%, 7/3/29 (1)(10) 3,397 3,417
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (10) 3,400 4,346
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 1,203 1,254
Canadian Imperial Bank of Commerce, VR, 4.508%, 9/11/27 (10) 11,745 11,766
Capital One Financial, 1.65%, 6/12/29 (EUR)  384 427
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (10) 6,200 7,571
Commerzbank, VR, 5.125%, 1/18/30 (EUR) (10) 2,800 3,497
Credit Agricole, VR, 5.222%, 5/27/31 (1)(10) 3,610 3,691
Danske Bank, VR, 4.298%, 4/1/28 (1)(10) 5,475 5,473
Danske Bank, VR, 4.613%, 10/2/30 (1)(10) 3,900 3,932
Erste Group Bank, VR, 4.25% (EUR) (10)(11) 2,800 3,259
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/30 (1) 3,640 3,660
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (10) 2,395 2,437
HSBC Holdings, VR, 4.899%, 3/3/29 (10) 3,415 3,463
HSBC Holdings, VR, 5.13%, 3/3/31 (9)(10) 1,400 1,432
ING Groep, VR, 6.114%, 9/11/34 (10) 5,255 5,616
Intesa Sanpaolo, 1.75%, 3/20/28 (EUR)  5,550 6,368
Ipoteka-Bank ATIB, 5.50%, 11/19/25  4,520 4,517
Jerrold Finco, 7.50%, 6/15/31 (GBP) (1) 1,765 2,452
National Bank of Canada, 4.50%, 10/10/29  5,095 5,126
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 2,350 2,428
Santander UK Group Holdings, VR, 2.896%, 3/15/32 (10) 300 273
Shinhan Bank, 5.75%, 4/15/34  5,280 5,460
Societe Generale, VR, 5.249%, 5/22/29 (1)(10) 9,579 9,714
Standard Chartered, VR, 0.85%, 1/27/28 (EUR) (10) 4,015 4,584
Sumitomo Mitsui Trust Bank, 4.45%, 9/10/27 (1) 11,125 11,191
UBS Group, VR, 7.75%, 3/1/29 (EUR) (10) 5,175 6,758
Wells Fargo, VR, 3.526%, 3/24/28 (10) 2,815 2,783
Wells Fargo, VR, 5.15%, 4/23/31 (10) 13,900 14,288
192,589
Brokerage Asset Managers Exchanges  0.1%
Jane Street Group, 6.125%, 11/1/32 (1) 2,670 2,673
2,673
Finance Companies  0.6%
AerCap Ireland Capital, 3.00%, 10/29/28  3,745 3,606
Shriram Finance, 6.625%, 4/22/27  7,750 7,911
11,517
Financial Other  1.0%
Aldar Properties, VR, 6.623%, 4/15/55 (10) 4,550 4,753
Blackstone Property Partners Europe Holdings, 1.625%, 4/20/30
(EUR)  4,850 5,251

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Country Garden Holdings, 5.125%, 1/17/25 (8)(12) 2,400 216
Kaisa Group Holdings, 11.25%, 4/9/22 (8)(12) 5,000 221
Kona SPC, FRN, 1M EURIBOR + 3.55%, 5.663%, 9/15/26 (EUR) (1)
(10) 4,980 5,825
MAF Global Securities, VR, 7.875% (10)(11) 4,200 4,354
20,620
Insurance  0.5%
Athene Global Funding, 5.684%, 2/23/26 (1) 5,370 5,401
CNO Global Funding, 4.95%, 9/9/29 (1) 1,880 1,920
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,549
9,870
Real Estate Investment Trusts  0.5%
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  3,500 3,746
Realty Income, 3.375%, 6/20/31 (EUR)  2,759 3,241
Unibail-Rodamco-Westfield, 0.875%, 3/29/32 (EUR)  800 791
Unibail-Rodamco-Westfield, 2.00%, 6/29/32 (EUR)  1,700 1,805
9,583
Total Financial Institutions 246,852
INDUSTRIAL  19.5%
Basic Industry  1.9%
CSN Resources, 8.875%, 12/5/30 (9) 2,350 2,362
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  5,050 5,094
IMCD, 3.625%, 4/30/30 (EUR)  3,837 4,527
Klabin Austria, 5.75%, 4/3/29  6,506 6,608
Krakatau Posco, 6.375%, 6/11/27  3,950 4,019
Krakatau Posco, 6.375%, 6/11/29  3,950 4,060
POSCO, 5.625%, 1/17/26 (1) 1,450 1,457
POSCO, 5.75%, 1/17/28 (1)(9) 1,740 1,797
Qnity Electronics, 5.75%, 8/15/32 (1) 325 330
Qnity Electronics, 6.25%, 8/15/33 (1) 140 144
Sasol Financing USA, 4.375%, 9/18/26  5,640 5,592
Sasol Financing USA, 6.50%, 9/27/28  2,460 2,399
38,389
Capital Goods  0.8%
Amphenol, 3.125%, 6/16/32 (EUR)  4,097 4,759
Boeing, 2.196%, 2/4/26  2,650 2,623
Boeing, 3.10%, 5/1/26  4,395 4,347
Czechoslovak Group, 6.50%, 1/10/31 (1) 1,430 1,470
Highland Holdings, 2.875%, 11/19/27 (EUR)  3,450 4,059
17,258
Communications  2.8%
Africell Holding, 10.50%, 10/23/29 (1)(9) 3,665 3,606
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1)(9) 2,200 2,208
Cellnex Finance, 1.50%, 6/8/28 (EUR)  3,700 4,187

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 5.05%, 3/30/29  4,765 4,835
Charter Communications Operating, 6.384%, 10/23/35  4,300 4,472
HTA Group, 7.50%, 6/4/29  3,950 4,104
HTA Group, 7.50%, 6/4/29 (1)(9) 1,350 1,403
Netflix, 3.625%, 5/15/27 (EUR)  3,730 4,449
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,861
NTT Finance, 4.62%, 7/16/28 (1) 1,105 1,117
NTT Finance, 5.171%, 7/16/32 (1) 1,800 1,839
Prosus, 3.061%, 7/13/31  3,750 3,373
Rogers Communications, VR, 7.00%, 4/15/55 (10) 1,815 1,863
Rogers Communications, VR, 7.125%, 4/15/55 (10) 2,715 2,807
T-Mobile USA, 3.875%, 4/15/30  4,176 4,080
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (1)(9) 2,300 2,400
Veon Midco, 3.375%, 11/25/27  5,120 4,768
57,372
Consumer Cyclical  3.7%
Advance Auto Parts, 7.00%, 8/1/30 (1) 935 959
Advance Auto Parts, 7.375%, 8/1/33 (1) 1,690 1,732
Ferrari, 3.625%, 5/21/30 (EUR)  3,000 3,610
Hyundai Capital America, 4.90%, 6/23/28 (1) 5,780 5,854
Hyundai Capital America, 5.15%, 3/27/30 (1) 3,805 3,885
LG Energy Solution, 5.25%, 4/2/28  7,800 7,922
Magna International, 3.625%, 5/21/31 (EUR)  2,310 2,724
Melco Resorts Finance, 5.75%, 7/21/28  6,100 6,052
MGM China Holdings, 7.125%, 6/26/31 (9) 4,450 4,645
Pandora, 4.50%, 4/10/28 (EUR)  4,330 5,273
Sands China, 4.375%, 6/18/30  3,880 3,790
Uber Technologies, 4.30%, 1/15/30  8,820 8,860
VF, 4.125%, 3/7/26 (EUR)  4,496 5,259
Vivo Energy Investments, 5.125%, 9/24/27 (1)(9) 2,510 2,499
Vivo Energy Investments, 5.125%, 9/24/27  2,265 2,255
Wynn Macau, 5.125%, 12/15/29 (9) 4,900 4,728
Zhongsheng Group Holdings, 5.98%, 1/30/28  4,650 4,709
74,756
Consumer Non-Cyclical  3.5%
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  6,773 7,883
Bacardi-Martini, 5.25%, 1/15/29 (1) 3,736 3,819
Bacardi-Martini, 5.55%, 2/1/30 (1) 2,788 2,890
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 2,975 3,123
Cencora, 2.875%, 5/22/28 (EUR)  1,269 1,490
Cencora, 3.625%, 5/22/32 (EUR)  1,945 2,294
CVS Health, 5.125%, 2/21/30  7,522 7,704
CVS Health, VR, 6.75%, 12/10/54 (10) 4,655 4,703
CVS Health, VR, 7.00%, 3/10/55 (10) 1,940 2,012

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Haleon Netherlands Capital, 1.75%, 3/29/30 (EUR)  6,550 7,300
HCA, 3.50%, 9/1/30  8,147 7,765
JAB Holdings, 5.00%, 6/12/33 (EUR)  3,400 4,259
Kernel Holding, 6.75%, 10/27/27  2,080 1,889
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,235
Sartorius Finance, 4.375%, 9/14/29 (EUR)  7,700 9,440
70,806
Energy  2.7%
ConocoPhillips, 5.50%, 1/15/55  4,241 3,978
Diamondback Energy, 5.75%, 4/18/54  6,414 5,969
FS Luxembourg, 8.875%, 2/12/31 (1) 2,180 2,289
Greensaif Pipelines Bidco, 6.51%, 2/23/42 (9) 4,340 4,632
Kosmos Energy, 8.75%, 10/1/31 (1)(9) 3,860 2,891
Medco Bell, 6.375%, 1/30/27  5,154 5,174
Medco Laurel Tree, 6.95%, 11/12/28  276 278
Occidental Petroleum, 8.875%, 7/15/30  6,204 7,135
ONEOK, 4.25%, 9/24/27  6,915 6,920
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 3,665 3,578
Tengizchevroil Finance International, 3.25%, 8/15/30  6,570 6,007
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  6,600 7,324
56,175
Industrial Other  1.0%
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(9) 8,123 7,921
GMR Hyderabad International Airport, 4.25%, 10/27/27  8,250 8,131
SMIC SG Holdings, 5.375%, 7/24/29  3,525 3,628
19,680
Technology  1.9%
Broadcom, 4.60%, 7/15/30  4,085 4,127
CA Magnum Holdings, 5.375%, 10/31/26  4,600 4,582
Cadence Design Systems, 4.20%, 9/10/27  2,325 2,329
Fiserv Funding, 2.875%, 6/15/28 (EUR)  2,466 2,897
Fortinet, 2.20%, 3/15/31  3,627 3,223
Hewlett Packard Enterprise, 4.45%, 9/25/26  6,795 6,783
Kaspi.KZ, 6.25%, 3/26/30 (1) 3,360 3,443
Kaspi.KZ, 6.25%, 3/26/30  2,500 2,562
SK Hynix, 5.50%, 1/16/29 (1) 3,050 3,155
Synopsys, 4.85%, 4/1/30  5,180 5,284
38,385
Transportation  1.2%
APRR, 1.875%, 1/3/29 (EUR)  3,900 4,459
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  3,175 3,620
Brambles Finance, 1.50%, 10/4/27 (EUR)  3,930 4,509
Delhi International Airport, 6.125%, 10/31/26  5,250 5,323

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR)  1,789 2,053
Heathrow Funding, 1.50%, 2/11/30 (EUR)  4,777 5,196
25,160
Total Industrial 397,981
UTILITY  2.0%
Electric  1.5%
AES Andes, 6.25%, 3/14/32 (1) 4,730 4,902
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 3,656 3,698
Minejesa Capital, 4.625%, 8/10/30  7,242 7,207
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 4,340 4,363
NRG Energy, VR, 10.25% (1)(10)(11) 2,830 3,113
PG&E, VR, 7.375%, 3/15/55 (10) 2,697 2,683
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33  4,175 4,317
Vistra Operations, 6.00%, 4/15/34 (1) 1,320 1,373
31,656
Natural Gas  0.5%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,445 3,733
APA Infrastructure, 2.00%, 3/22/27 (EUR)  1,000 1,162
Boston Gas, 5.843%, 1/10/35 (1) 675 705
Engie, 3.50%, 9/27/29 (EUR)  3,800 4,564
10,164
Total Utility 41,820
Total Corporate Bonds
(Cost $674,112) 686,653
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  36.3%
Government Guarantee  0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,243
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,822
4,065
Government Sponsored  0.1%
MEGlobal, 2.625%, 4/28/28  3,000 2,855
2,855
Local Authorities  0.3%
Central Plaza Development, 7.15%, 3/21/28  4,900 5,037
5,037
Owned No Guarantee  2.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  3,225 3,200
Ecopetrol, 8.375%, 1/19/36  3,715 3,766
Ecopetrol, 8.625%, 1/19/29  1,980 2,148
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,416

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navoiyuran State Enterprise, 6.70%, 7/2/30 (1) 2,390 2,400
NBN, 5.75%, 10/6/28 (1) 4,000 4,186
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  4,250 4,946
Petroleos Mexicanos, 8.75%, 6/2/29  14,297 15,182
Petronas Capital, 5.848%, 4/3/55 (1) 5,885 6,022
45,266
Sovereign  5.2%
Federal Republic of Nigeria, 7.625%, 11/21/25  7,170 7,168
Government of Ukraine, STEP, 2/1/36  3,470 1,809
Government of Ukraine, STEP, 4.50%, 2/1/35  3,983 2,125
Government of Ukraine, STEP, 4.50%, 2/1/36  2,149 1,139
Kingdom of Jordan, 6.125%, 1/29/26  4,017 4,027
Kingdom of Jordan, 7.50%, 1/13/29  2,045 2,137
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 7,000 8,342
Kyrgyz Republic, 7.75%, 6/3/30 (1) 16,010 16,138
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,926
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 5,148
Republic of Albania, 5.90%, 6/9/28 (EUR)  800 995
Republic of Bulgaria, 5.00%, 3/5/37  3,920 3,868
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (XOF) (1) 5,688,000 10,161
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  3,620 2,377
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  1,740 1,159
Republic of Kazakhstan, 5.00%, 7/1/32 (1) 11,420 11,599
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,110 3,292
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,938
Republic of Romania, 5.125%, 9/24/31 (EUR)  4,298 5,028
Republic of Romania, 5.375%, 3/22/31 (EUR)  4,019 4,795
Republic of Serbia, 3.125%, 5/15/27 (EUR)  4,550 5,326
Republic of Serbia, 6.25%, 5/26/28 (1) 1,570 1,630
Republic of Uzbekistan, 3.90%, 10/19/31  2,273 2,071
Republic of Uzbekistan, 6.947%, 5/25/32 (9) 1,730 1,844
106,042
Supranational  0.3%
Corp. Andina de Fomento, VR, 6.75% (1)(10)(11) 4,810 4,938
4,938
Treasuries  28.0%
Arab Republic of Egypt Treasury Bills, 26.651%, 9/30/25 (EGP)  508,000 10,257
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)  160,060 25,731
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54 (EUR)  6,316 6,267
Czech Republic, 1.50%, 4/24/40 (CZK)  997,680 32,243
Czech Republic, 1.95%, 7/30/37 (CZK)  352,060 13,025
Czech Republic, 3.50%, 5/30/35 (CZK)  142,880 6,439
Czech Republic, 3.60%, 6/3/36 (CZK)  232,270 10,400

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/33 (EUR)  27,369 30,446
Federal Republic of Nigeria Treasury Bills, 27.07%, 9/30/25 (NGN)  4,537,291 2,897
Federal Republic of Nigeria Treasury Bills, 27.341%, 11/18/25 (NGN)  3,649,631 2,245
Government of Japan, 1.30%, 3/20/63 (JPY)  4,338,700 16,904
Government of Japan, 2.20%, 6/20/54 (JPY)  419,700 2,360
Government of Japan, 2.40%, 3/20/55 (JPY)  2,576,250 15,133
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  5,743,787 39,376
Government of Japan, Inflation-Indexed, 0.005%, 3/10/35 (JPY)  6,047,699 41,168
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 3,848
Government of Malaysia, 4.498%, 4/15/30 (MYR)  222,380 55,704
Government of Malaysia, 4.642%, 11/7/33 (MYR)  157,809 40,785
Kingdom of Belgium, 3.30%, 6/22/54 (EUR) (1) 16,931 16,716
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 5,852 4,375
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  66,329 6,705
Republic of Colombia, 6.25%, 7/9/36 (COP)  27,341,800 4,690
Republic of Colombia, 13.25%, 2/9/33 (COP)  95,437,000 25,385
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 101
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 1,046
Republic of Indonesia, 7.00%, 9/15/30 (IDR)  500,185,000 31,981
Republic of Indonesia, 7.125%, 8/15/40 (IDR)  67,047,000 4,238
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  257,711,000 16,560
Republic of Poland, 4.875%, 10/4/33  18,265 18,355
Republic of Poland, 5.00%, 10/25/34 (PLN)  9,547 2,544
Republic of Slovenia, 3.125%, 7/2/35 (EUR)  10,960 12,757
United Kingdom Gilt, 4.00%, 10/22/63 (GBP)  8,315 8,475
United Kingdom Gilt, 4.375%, 7/31/54 (GBP)  52,119 58,299
United Mexican States, 7.75%, 11/23/34 (MXN)  88,164 4,405
571,860
Total Foreign Government Obligations & Municipalities
(Cost $727,197) 740,063
MUNICIPAL SECURITIES  1.4%
Colorado  0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,714
3,714
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 16,254 10,200
10,200
Texas  0.2%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 3,610 3,631
3,631

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia  0.4%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,140 9,086
9,086
West Virginia  0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  1,970 1,776
1,776
Total Municipal Securities
(Cost $31,073) 28,407
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.7%
Collateralized Mortgage Obligations  0.6%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,314
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.073%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,871 (2)(3) 1,871 1,880
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 6.50%,
1/26/32 (1) 824 825
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 1,562 1,508
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 56 51
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 823
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.556%, 2/25/47 (1) 2,568 2,154
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 5 5
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM, 3.082%, 9/25/59 (1) 9 9
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 157 149
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class M1, CMO, ARM, SOFR30A + 1.15%,
5.498%, 2/25/45 (1) 2,032 2,034
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 1,188 1,203
11,955
Commercial Mortgage-Backed Securities  1.1%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 5.738%,
9/15/34 (1) 995 985

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Trust
Series 2015-SRCH, Class D, ARM, 5.122%, 8/10/35 (1) 3,832 3,602
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 6.005%,
12/15/39 (1) 1,385 1,389
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.792%, 2/10/47  772 745
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.304%,
5/15/37 (1) 1,540 1,542
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 4,315 3,829
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 7,675 5,577
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 6.104%,
5/15/39 (1) 1,290 1,288
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 6.314%,
1/15/39 (1) 4,470 4,442
23,399
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $36,874) 35,354
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $990 (2)(8) † 1,251
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $660 (2)(8) † 757
Total Private Investment Company
(Cost $1,650) 2,008
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  4.1%
U.S. Treasury Obligations  4.1%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28 (14) 83,458 84,078
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $83,683) 84,078

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  6.2%
Money Market Funds  6.2%
T. Rowe Price Government Reserve Fund, 4.37% (6)(15) 127,042 127,042
Total Short-Term Investments
(Cost $127,042) 127,042
SECURITIES LENDING COLLATERAL  1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.37% (6)(15) 10,806 10,806
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,806
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.37% (6)(15) 24,061 24,061
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 24,061
Total Securities Lending Collateral
(Cost $34,867) 34,867
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
USD / EUR, Call, 10/3/25 @
USD1.15 (8) 1 20,370 44
Barclays Bank
USD / EUR, Call, 10/3/25 @
USD1.16 (8) 1 20,370 73
HSBC Bank
USD / SGD, Call, 9/18/25 @
SGD1.30 (8) 1 24,160 12

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Standard Chartered
USD / JPY, Call, 10/17/25 @
JPY150.46 (8) 1 40,800 152
Total Options Purchased (Cost $514) 281
Total Investments in Securities 101.1%
(Cost $2,044,146) $ 2,065,812
Other Assets Less Liabilities (1.1)% (22,436)
Net Assets 100.0% $ 2,043,376
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $535,742 and represents 26.2% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,501 and represents 0.4% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) All or a portion of this security is on loan at August 31, 2025.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Perpetual security with no stated maturity date.
(12) Issuer has failed to make a scheduled interest and/or principal payment or is in default.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M HUF
BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNY China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
NGN Nigerian Naira
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
XOF CFA Franc Bceao
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 111 (91) 202
Barclays Bank, Protection Sold
(Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 * 9,394 (182) (243) 61
Goldman Sachs, Protection Sold
(Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 * 5,245 43 15 28
Total Bilateral Credit Default Swaps, Protection
Sold (319) 291
Interest Rate Swaps (0.0)%
Goldman Sachs, 8 Year Interest Rate
Swap, Receive Fixed 12.595% at
Maturity, Pay Variable 14.90%, (BRL
CDI), at Maturity, 1/3/33 (BRL) 77,200 (324) — (324)
Total Bilateral Interest Rate Swaps — (324)
Total Bilateral Swaps (319) (33)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/29 4,228 (352) (318) (34)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (6) 423 (429)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (463)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 77,320 1,827 1,520 307
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 10,548 170 66 104
Total Centrally Cleared Credit Default Swaps,
Protection Sold 411
Interest Rate Swaps (0.1)%
2 Year Interest Rate Swap, Receive
Fixed 2.667% Semi-Annually, Pay
Variable 2.770% (CORRA) Semi-
Annually, 8/2/27 (CAD) 67,394 145 — 145
2 Year Interest Rate Swap, Receive
Fixed 2.797% Semi-Annually, Pay
Variable 2.770% (CORRA) Semi-
Annually, 1/20/27 (CAD) 265,475 820 — 820
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.478% (JPY TONA) Annually, 2/11/30
(JPY) 22,008,413 295 — 295
5 Year Interest Rate Swap, Pay Fixed
2.378% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
1/22/30 (EUR) 119,050 (2,370) — (2,370)
5 Year Interest Rate Swap, Pay Fixed
4.208% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 92,297 (43) — (43)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 (PLN) 89,773 (37) — (37)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 22,729 (15) — (15)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 (PLN) 22,728 (25) — (25)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (101) — (101)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 (105) — (105)
5 Year Interest Rate Swap, Receive
Fixed 1.340% Quarterly, Pay Variable
1.540% (7 Day Interbank Repo)
Quarterly, 4/10/30 (CNY) 179,407 (315) — (315)
5 Year Interest Rate Swap, Receive
Fixed 1.477% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 7/2/30 (CNY) 58,300 (56) — (56)
5 Year Interest Rate Swap, Receive
Fixed 3.431% Annually, Pay Variable
3.540% (6M CZK PRIBOR) Semi-
Annually, 10/15/29 (CZK) 561,155 186 — 186
10 Year Interest Rate Swap, Pay Fixed
2.681% Annually, Receive Variable
2.077% (6M EURIBOR) Semi-Annually,
8/27/35 (EUR) 20,890 (49) — (49)
10 Year Interest Rate Swap, Receive
Fixed 6.540% Annually, Pay Variable
6.470% (6M HUF BUBOR) Semi-
Annually, 8/27/35 (HUF) 10,202,844 (240) — (240)
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 6,925 534 — 534
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 3,455 259 — 259
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.052% (6M EURIBOR) Semi-Annually,
12/16/39 (EUR) 3,470 245 — 245
30 Year Interest Rate Swap, Receive
Fixed 1.860% Annually, Pay Variable
0.478% (JPY TONA) Annually, 2/10/55
(JPY) 595,613 (524) — (524)
Total Centrally Cleared Interest Rate Swaps (1,396)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.1%
3 Year Zero-Coupon Inflation Swap
Pay Fixed 2.645% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/1/28 140,760 687 — 687
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.426% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 61,263 715 — 715
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.436% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 68,137 762 — 762
Total Centrally Cleared Zero-Coupon Inflation
Swaps 2,164
Total Centrally Cleared Swaps 716
Net payments (receipts) of variation margin to date (845)
Variation margin receivable (payable) on centrally cleared swaps $ (129)
*
Credit ratings as of August 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $4

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/4/25 MYR 423,566 USD 100,801 $ (526)
Bank of America 9/4/25 USD 983 MYR 4,109 10
Bank of America 9/4/25 USD 98,786 MYR 419,457 (516)
Bank of America 10/17/25 HUF 6,887,708 USD 20,279 (7)
Bank of America 10/17/25 USD 20,154 HUF 6,887,708 (118)
Bank of America 10/24/25 CAD 68,845 USD 50,177 87
Bank of America 10/24/25 USD 10,165 CHF 8,076 2
Bank of America 12/5/25 USD 101,152 MYR 423,566 472
Bank of America 12/5/25 USD 1,175 MYR 4,949 (2)
Barclays Bank 9/12/25 SGD 49,793 USD 38,914 (64)
Barclays Bank 10/9/25 TWD 39,341 USD 1,340 (47)
Barclays Bank 10/17/25 USD 9,639 ZAR 173,390 (158)
Barclays Bank 10/17/25 ZAR 173,390 USD 9,865 (68)
Barclays Bank 10/24/25 CAD 330 USD 241 (1)
Barclays Bank 10/24/25 USD 4,958 CHF 3,969 (36)
BNP Paribas 10/24/25 JPY 347,388 USD 2,364 14
BNP Paribas 10/24/25 USD 176,414 JPY 25,919,585 (1,065)
Citibank 9/24/25 EGP 876,137 USD 16,547 1,298
Citibank 9/24/25 USD 8,987 EGP 483,071 (851)
Citibank 10/2/25 NGN 7,961,625 USD 4,970 144
Citibank 10/9/25 TWD 27,936 USD 983 (66)
Citibank 10/10/25 PEN 78,113 USD 21,868 220
Citibank 10/10/25 USD 1,172 IDR 19,340,119 (4)
Citibank 10/10/25 USD 1,565 PEN 5,565 (9)
Citibank 10/16/25 TRY 426,835 USD 9,776 171
Citibank 10/17/25 MXN 219,847 USD 11,598 121
Citibank 10/24/25 CAD 287 USD 211 (1)
Citibank 10/24/25 JPY 5,970,827 USD 40,725 158
Citibank 10/24/25 USD 57,444 CAD 78,538 103
Citibank 10/24/25 USD 24,816 CHF 19,524 247
Citibank 11/12/25 EGP 514,286 USD 10,164 87
Citibank 3/12/26 EGP 840,859 USD 14,222 1,714
Citibank 3/12/26 USD 3,044 EGP 176,059 (293)
Deutsche Bank 9/3/25 BRL 30,028 USD 5,487 44
Deutsche Bank 9/3/25 USD 5,534 BRL 30,027 2
Deutsche Bank 9/5/25 COP 23,990,390 USD 5,953 15
Deutsche Bank 10/10/25 USD 11,600 PEN 41,130 (30)
Deutsche Bank 12/2/25 USD 5,368 BRL 30,027 (45)
Goldman Sachs 9/3/25 BRL 7,851 USD 1,396 50

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 9/3/25 USD 1,447 BRL 7,851 $ 1
Goldman Sachs 10/9/25 USD 33,394 TWD 948,000 2,250
Goldman Sachs 10/10/25 KRW 60,723,920 USD 44,389 (563)
Goldman Sachs 10/10/25 USD 43,296 IDR 706,884,330 319
HSBC Bank 11/7/25 CLP 15,451,007 USD 15,811 172
JPMorgan Chase 9/5/25 USD 1,126 COP 4,710,012 (46)
JPMorgan Chase 9/12/25 USD 1,386 SGD 1,771 4
JPMorgan Chase 10/17/25 CZK 30,152 USD 1,407 37
JPMorgan Chase 10/24/25 USD 2,034 CAD 2,801 (11)
JPMorgan Chase 10/24/25 USD 1,318 CHF 1,060 (16)
JPMorgan Chase 11/14/25 USD 2,667 PLN 9,762 (9)
JPMorgan Chase 11/21/25 EUR 1,620 USD 1,897 9
JPMorgan Chase 11/21/25 GBP 41,656 USD 56,273 58
JPMorgan Chase 11/21/25 USD 1,027 EUR 873 —
Morgan Stanley 11/21/25 EUR 6,224 USD 7,324 (5)
Morgan Stanley 11/21/25 USD 156,759 GBP 115,899 32
RBC Dominion
Securities 10/9/25 USD 1,741 TWD 52,943 2
RBC Dominion
Securities 10/10/25 USD 985 IDR 16,252,821 (4)
Societe Generale 9/3/25 BRL 8,549 USD 1,575 (1)
Societe Generale 9/3/25 USD 1,475 BRL 8,549 (100)
Societe Generale 9/5/25 USD 4,431 COP 17,892,394 (19)
Standard Chartered 10/24/25 JPY 1,464,630 USD 9,945 83
Standard Chartered 11/21/25 USD 401,402 EUR 341,915 (670)
State Street 9/3/25 BRL 57,044 USD 10,512 (4)
State Street 9/3/25 USD 10,088 BRL 57,044 (420)
State Street 9/12/25 USD 37,564 SGD 48,022 96
State Street 10/17/25 USD 63,466 CZK 1,327,508 (115)
State Street 10/24/25 AUD 29,672 USD 19,399 38
State Street 10/24/25 JPY 1,695,747 USD 11,557 54
State Street 10/24/25 USD 3,490 AUD 5,351 (15)
State Street 10/24/25 USD 451 CAD 617 1
State Street 10/24/25 USD 30,712 CHF 24,450 (56)
State Street 10/24/25 USD 2,363 JPY 347,388 (15)
State Street 11/21/25 EUR 30,680 USD 36,064 15
State Street 11/21/25 USD 34,293 EUR 29,289 (149)
Toronto-Dominion Bank 11/28/25 SEK 95,291 USD 10,083 43
UBS Investment Bank 9/3/25 BRL 70,160 USD 12,942 (18)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 9/3/25 USD 9,802 BRL 53,190 $ 4
UBS Investment Bank 9/3/25 USD 2,924 BRL 16,970 (201)
UBS Investment Bank 9/5/25 COP 81,602,609 USD 20,186 112
UBS Investment Bank 9/5/25 COP 7,584,521 USD 1,887 (1)
UBS Investment Bank 10/10/25 USD 9,135 IDR 149,258,597 60
UBS Investment Bank 10/10/25 USD 9,272 PEN 33,145 (100)
UBS Investment Bank 10/24/25 NZD 55 USD 33 —
UBS Investment Bank 10/24/25 USD 19,515 AUD 29,896 (69)
UBS Investment Bank 10/24/25 USD 33 NZD 55 1
UBS Investment Bank 11/28/25 USD 16,636 SEK 158,885 (246)
UBS Investment Bank 12/5/25 USD 1,866 COP 7,584,521 —
UBS Investment Bank 12/5/25 USD 14,648 COP 59,833,442 (67)
Wells Fargo 9/3/25 BRL 8,506 USD 1,568 (1)
Wells Fargo 9/3/25 USD 1,462 BRL 8,506 (105)
Wells Fargo 9/5/25 USD 22,394 COP 90,575,114 (136)
Wells Fargo 10/10/25 KRW 58,342,590 USD 42,620 (513)
Wells Fargo 10/10/25 PEN 78,113 USD 21,943 144
Wells Fargo 10/10/25 USD 88,587 KRW 119,342,135 2,456
Wells Fargo 10/10/25 USD 21,447 PEN 76,385 (152)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,216

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 244 Commonwealth of Australia ten year
bond contracts 9/25 18,156 $ 48
Long, 183 Euro BOBL contracts 9/25 25,147 (152)
Short, 138 Euro BTP contracts 9/25 (19,414) 39
Long, 1,072 Euro BUND contracts 9/25 162,473 451
Short, 35 Euro BUXL thirty year bond contracts 9/25 (4,666) (33)
Short, 74 Government of Japan ten year bond
contracts 9/25 (69,259) 529
Long, 2,021 Republic of South Korea three year
bond contracts 9/25 156,040 145
Short, 5 Government of Canada ten year bond
contracts 12/25 (439) (2)
Long, 230 U.K. Gilt ten year contracts 12/25 28,140 (73)
Short, 590 U.S. Treasury Long Bond contracts 12/25 (67,407) (223)
Short, 638 U.S. Treasury Notes five year contracts 12/25 (69,841) (175)
Long, 1,968 U.S. Treasury Notes ten year
contracts 12/25 221,400 920
Short, 1,471 U.S. Treasury Notes two year
contracts 12/25 (306,761) (381)
Long, 299 Ultra U.S. Treasury Bonds contracts 12/25 34,852 (161)
Long, 1,697 Ultra U.S. Treasury Notes ten year
contracts 12/25 194,147 740
Short, 1,925 Three Month SOFR Futures contracts 6/26 (464,334) (735)
Net payments (receipts) of variation margin to date (1,761)
Variation margin receivable (payable) on open futures contracts $ (824)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.99%  $ — $ (116) $ 538
T. Rowe Price Government Reserve Fund,
4.37% — — 725++
Totals $ —# $ (116) $ 1,263+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.99%  $ — $ 55,138 $ — $ 55,022
T. Rowe Price Government
Reserve Fund, 4.37% 165,640  ¤  ¤ 161,909
Total $ 216,931^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,263 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $217,047.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Global Multi-Sector Bond Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Global Multi-Sector Bond Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,539,201 $ — $ 1,539,201
Asset-Backed Securities — 236,843 3,613 240,456
Bank Loans — 28,077 3,504 31,581
Bond Funds 55,022 — — 55,022
Common Stocks — — — —
Non-U.S. Government
Mortgage-Backed Securities — 33,474 1,880 35,354
Private Investment Company
2
— — — 2,008
Short-Term Investments 127,042 — — 127,042
Securities Lending Collateral 34,867 — — 34,867
Options Purchased — 281 — 281
Total Securities 216,931 1,837,876 8,997 2,065,812
Swaps* — 5,213 — 5,213
Forward Currency Exchange
Contracts — 10,950 — 10,950
Futures Contracts* 2,872 — — 2,872
Total $ 219,803 $ 1,854,039 $ 8,997 $ 2,084,847
Liabilities
Swaps* $ — $ 4,849 $ — $ 4,849
Forward Currency Exchange
Contracts — 7,734 — 7,734
Futures Contracts* 1,935 — — 1,935
Total $ 1,935 $ 12,583 $ — $ 14,518
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F175-054Q1 08/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.